Investors [Member] Annual Fund Operating Expenses - Investor - Harding Loevner International Small Companies Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
INVESTOR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.45%	[1]
Fee Waiver or Reimbursement	(0.15%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.30%	[1],[2]

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, consultant fees, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2027. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.